Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2018	$ 40,644
2019	32,127
2020	28,554
2021	24,190
2022	21,417
Thereafter	115,615
Future jackpot payments due	262,547
Future Winners
Loss Contingencies [Line Items]
2018	43,460
2019	8,674
2020	526
2021	526
2022	526
Thereafter	7,886
Future jackpot payments due	61,598
Total
Loss Contingencies [Line Items]
2018	84,104
2019	40,801
2020	29,080
2021	24,716
2022	21,943
Thereafter	123,501
Future jackpot payments due	324,145
Unamortized discounts	(48,519)
Total jackpot liabilities	$ 275,626